Schedule of Investments (unaudited) April 30, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.8%
AGL Energy Ltd.	122,760	$1,920,775
Alumina Ltd.	718,344	1,132,559
Amcor Ltd./Australia	218,196	2,461,844
AMP Ltd.	554,400	885,787
APA Group	152,460	1,032,312
Aristocrat Leisure Ltd.	110,484	2,028,090
ASX Ltd.	59,400	3,114,748
Aurizon Holdings Ltd.	579,424	1,941,260
Australia & New Zealand Banking Group Ltd.	498,204	9,537,978
Bank of Queensland Ltd.	203,148	1,325,478
Bendigo & Adelaide Bank Ltd.	226,908	1,645,005
BHP Group Ltd.	535,392	14,093,656
BHP Group PLC	390,852	9,219,513
BlueScope Steel Ltd.	111,672	1,057,175
Boral Ltd.	346,896	1,184,190
Brambles Ltd.	307,692	2,609,657
CIMIC Group Ltd.	42,372	1,508,773
Coles Group Ltd.(a)	202,280	1,795,346
Commonwealth Bank of Australia	304,920	15,993,332
Computershare Ltd.	144,540	1,813,926
Crown Resorts Ltd.	213,444	1,996,591
CSL Ltd.	83,556	11,678,081
Fortescue Metals Group Ltd.	385,704	1,941,066
Goodman Group	326,304	3,022,445
Insurance Australia Group Ltd.	469,656	2,604,871
James Hardie Industries PLC	84,348	1,144,622
Lendlease Group	101,376	949,002
Macquarie Group Ltd.	61,380	5,819,353
Medibank Pvt Ltd.	649,440	1,307,330
Mirvac Group	995,544	1,983,020
National Australia Bank Ltd.	474,013	8,457,625
Newcrest Mining Ltd.	145,031	2,553,023
Oil Search Ltd.	250,003	1,369,005
Orica Ltd.	96,228	1,259,780
Origin Energy Ltd.	315,612	1,637,198
QBE Insurance Group Ltd.	279,576	2,544,360
Rio Tinto Ltd.	68,904	4,625,263
Santos Ltd.	342,144	1,731,482
Scentre Group	753,192	2,025,113
Seek Ltd.	76,428	979,586
Sonic Healthcare Ltd.	108,504	1,958,905
South32 Ltd.	938,916	2,207,259
Stockland	420,948	1,116,992
Suncorp Group Ltd.	243,144	2,270,987
Sydney Airport	368,676	1,977,334
Tabcorp Holdings Ltd.	399,564	1,347,107
Telstra Corp. Ltd.	687,062	1,634,530
Transurban Group	470,448	4,450,318
Treasury Wine Estates Ltd.	146,520	1,773,804
Washington H Soul Pattinson & Co. Ltd.	33,264	538,262
Wesfarmers Ltd.	207,900	5,269,359
Westpac Banking Corp.	592,020	11,463,234
Woodside Petroleum Ltd.	159,192	3,965,354
Woolworths Group Ltd.	243,144	5,450,711

		181,354,376

Austria — 0.1%
Erste Group Bank AG	49,500	1,980,446
OMV AG	28,116	1,504,584

Security	Shares	Value

Austria (continued)
Raiffeisen Bank International AG	41,976	$1,118,201
voestalpine AG	38,808	1,245,180

		5,848,411

Belgium — 0.7%
Ageas	51,876	2,732,461
Anheuser-Busch InBev SA/NV	136,620	12,135,507
Groupe Bruxelles Lambert SA	18,216	1,739,739
KBC Group NV	45,144	3,340,144
Solvay SA	16,702	2,005,627
UCB SA	28,116	2,228,360
Umicore SA	43,169	1,669,094

		25,850,932

Brazil — 1.1%
Ambev SA	871,200	4,073,378
B2W Cia. Digital(a)	39,600	383,439
B3 SA — Brasil, Bolsa, Balcao	396,071	3,454,078
Banco do Brasil SA	158,400	1,992,080
BB Seguridade Participacoes SA	159,000	1,137,468
BR Malls Participacoes SA	221,255	688,919
BRF SA(a)	79,259	622,989
CCR SA	316,800	937,496
Cia. de Saneamento Basico do Estado de Sao Paulo	79,200	942,308
Cia. Siderurgica Nacional SA(a)	198,000	728,785
Cielo SA	243,624	473,643
Embraer SA	158,400	787,529
Engie Brasil Energia SA	79,200	891,985
Hypera SA	118,800	844,469
JBS SA	198,000	990,927
Klabin SA	158,400	665,630
Kroton Educacional SA	324,244	800,288
Localiza Rent a Car SA	118,800	1,088,667
Lojas Renner SA	158,400	1,879,805
Natura Cosmeticos SA	39,600	523,683
Petrobras Distribuidora SA	118,800	712,746
Petroleo Brasileiro SA	594,000	4,505,035
Raia Drogasil SA	39,600	693,098
Rumo SA(a)	237,600	1,088,667
Suzano SA	118,800	1,224,900
TIM Participacoes SA	237,660	703,300
Ultrapar Participacoes SA	158,400	842,063
Vale SA	554,499	7,032,478

		40,709,853

Canada — 6.7%
Agnico Eagle Mines Ltd.	45,936	1,894,536
Alimentation Couche-Tard Inc., Class B	76,824	4,511,097
ARC Resources Ltd.	87,912	556,149
Aurora Cannabis Inc.(a)(b)	126,324	1,142,851
Bank of Montreal	114,852	9,034,819
Bank of Nova Scotia (The)	209,484	11,489,540
Barrick Gold Corp.	306,504	3,880,288
Bausch Health Companies Inc.(a)	56,628	1,302,461
BCE Inc.	41,184	1,835,094
BlackBerry Ltd.(a)	111,276	1,016,639
Bombardier Inc., Class B(a)	450,252	766,486
Brookfield Asset Management Inc., Class A	149,292	7,168,280
Cameco Corp.	94,644	1,039,874
Canadian Imperial Bank of Commerce	77,672	6,513,662
Canadian National Railway Co.	137,808	12,748,162
Canadian Natural Resources Ltd.	209,880	6,275,181

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Canadian Pacific Railway Ltd.	26,532	$5,920,391
Canadian Tire Corp. Ltd., Class A, NVS	13,068	1,432,506
Canadian Utilities Ltd., Class A, NVS	77,220	2,119,934
Canopy Growth Corp.(a)(b)	36,432	1,832,704
CCL Industries Inc., Class B, NVS	34,452	1,463,672
Cenovus Energy Inc.	190,872	1,884,315
CGI Inc.(a)	43,560	3,122,577
Constellation Software Inc./Canada	3,564	3,131,800
Dollarama Inc.	56,232	1,682,111
Empire Co. Ltd., Class A, NVS	43,956	973,750
Enbridge Inc.	354,816	13,053,705
Encana Corp.	198,792	1,371,387
Fairfax Financial Holdings Ltd.	5,940	2,821,103
Finning International Inc.	57,420	1,026,577
First Quantum Minerals Ltd.	119,988	1,262,140
Fortis Inc./Canada	74,052	2,726,030
Franco-Nevada Corp.	39,204	2,797,496
George Weston Ltd.	17,834	1,326,149
Gildan Activewear Inc.	32,868	1,207,017
Great-West Lifeco Inc.	61,417	1,537,251
H&R Real Estate Investment Trust	125,928	2,142,798
Husky Energy Inc.	79,596	860,337
Imperial Oil Ltd.	60,192	1,741,505
Kinross Gold Corp.(a)	294,624	933,020
Loblaw Companies Ltd.	32,392	1,580,350
Lundin Mining Corp.	208,365	1,113,696
Magna International Inc.	53,460	2,963,509
Manulife Financial Corp.	338,976	6,216,576
Metro Inc.	49,500	1,784,679
National Bank of Canada	47,916	2,273,267
Nutrien Ltd.	114,840	6,202,999
Onex Corp.	21,123	1,220,241
Open Text Corp.	54,648	2,092,159
Pembina Pipeline Corp.	95,899	3,414,780
Power Corp. of Canada	93,482	2,136,215
Power Financial Corp.	57,442	1,363,458
PrairieSky Royalty Ltd.	62,568	898,148
Restaurant Brands International Inc.	38,469	2,500,542
RioCan REIT	148,896	2,851,294
Rogers Communications Inc., Class B, NVS	65,340	3,276,229
Royal Bank of Canada	250,272	19,864,363
Saputo Inc.	61,068	2,079,635
Seven Generations Energy Ltd., Class A(a)	59,400	463,649
Shaw Communications Inc., Class B, NVS	79,992	1,613,279
Shopify Inc., Class A(a)	17,820	4,315,243
SNC-Lavalin Group Inc.	42,372	1,052,055
Stars Group Inc. (The)(a)	111,276	2,091,182
Sun Life Financial Inc.	100,188	4,145,454
Suncor Energy Inc.	300,564	9,871,333
Teck Resources Ltd., Class B	85,536	2,014,407
TELUS Corp.	66,132	2,425,135
Thomson Reuters Corp.	39,996	2,461,544
Toronto-Dominion Bank (The)	314,835	17,885,586
Tourmaline Oil Corp.	49,542	737,679
TransCanada Corp.	157,212	7,472,595
Turquoise Hill Resources Ltd.(a)	247,215	367,551
Vermilion Energy Inc.	40,788	1,037,286
Wheaton Precious Metals Corp.	81,180	1,748,882

		253,080,394

Security	Shares	Value

Chile — 0.3%
Aguas Andinas SA, Class A	1,743,588	$1,000,444
Banco de Chile	4,223,736	617,515
Banco de Credito e Inversiones SA	14,256	945,869
Banco Santander Chile	11,240,856	787,230
Cencosud SA	248,688	470,168
Colbun SA	3,204,432	713,793
Empresas CMPC SA	257,400	863,378
Empresas COPEC SA	57,420	718,088
Enel Americas SA	6,230,664	1,089,505
Enel Chile SA	8,758,332	879,467
Itau CorpBanca	38,967,192	346,857
Latam Airlines Group SA	68,904	680,950
SACI Falabella	134,551	989,792

		10,103,056

China — 8.5%
3SBio Inc.(c)	396,000	731,894
51job Inc., ADR(a)	10,692	987,299
58.com Inc., ADR(a)(b)	19,404	1,393,013
AAC Technologies Holdings Inc.	122,000	788,411
Agricultural Bank of China Ltd., Class A	792,000	441,746
Agricultural Bank of China Ltd., Class H	4,356,000	2,009,932
Air China Ltd., Class H	798,000	951,041
Alibaba Group Holding Ltd., ADR(a)	232,056	43,062,632
Alibaba Health Information Technology Ltd.(a)	792,000	946,919
Alibaba Pictures Group Ltd.(a)(b)	3,960,000	888,368
Aluminum Corp. of China Ltd., Class H(a)	792,000	309,919
Anhui Conch Cement Co. Ltd., Class H	247,000	1,506,482
ANTA Sports Products Ltd.	397,000	2,798,340
Autohome Inc., ADR(a)	13,464	1,554,957
AviChina Industry & Technology Co. Ltd., Class H	1,200,000	705,127
BAIC Motor Corp. Ltd., Class H(c)	396,000	277,615
Baidu Inc., ADR(a)	49,500	8,228,385
Bank of China Ltd., Class H	14,256,000	6,796,013
Bank of Communications Co. Ltd., Class A	633,600	588,368
Bank of Communications Co. Ltd., Class H	1,620,800	1,365,576
Baozun Inc., ADR(a)(b)	31,284	1,517,274
Beijing Capital International Airport Co. Ltd., Class H	798,000	709,975
Beijing Enterprises Water Group Ltd.	2,376,000	1,474,892
Brilliance China Automotive Holdings Ltd.(b)	798,000	877,806
BYD Co. Ltd., Class H(b)	106,000	721,493
China Communications Construction Co. Ltd., Class H	792,000	762,179
China Conch Venture Holdings Ltd.	396,000	1,337,599
China Construction Bank Corp., Class H	17,028,050	15,041,220
China Everbright International Ltd.	1,029,037	1,007,342
China Everbright Ltd.	792,000	1,441,579
China Evergrande Group(b)	396,000	1,269,457
China First Capital Group Ltd.(a)	792,000	333,138
China Galaxy Securities Co. Ltd., Class H	1,188,000	776,817
China Gas Holdings Ltd.	316,800	1,019,604
China Hongqiao Group Ltd.	396,000	326,071
China Huishan Dairy Holdings Co. Ltd.(a)(d)	930,700	2,373
China International Capital Corp. Ltd., Class H(c)	475,200	1,020,008
China Jinmao Holdings Group Ltd.	1,788,000	1,157,754
China Life Insurance Co. Ltd., Class H	1,188,000	3,361,664
China Longyuan Power Group Corp. Ltd., Class H	1,188,000	817,702
China Mengniu Dairy Co. Ltd.	396,000	1,463,788
China Merchants Bank Co. Ltd., Class A	118,800	607,107
China Merchants Bank Co. Ltd., Class H	594,093	2,941,917
China Merchants Port Holdings Co. Ltd.	792,000	1,599,062
China Minsheng Banking Corp. Ltd., Class A	679,298	644,911

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Minsheng Banking Corp. Ltd., Class H	1,189,240	$892,832
China Mobile Ltd.	1,188,000	11,319,117
China Molybdenum Co. Ltd., Class H	1,188,000	446,708
China National Building Material Co. Ltd., Class H	796,000	739,649
China Overseas Land & Investment Ltd.	792,000	2,962,908
China Pacific Insurance Group Co. Ltd., Class H	554,400	2,271,899
China Petroleum & Chemical Corp., Class A	198,098	166,912
China Petroleum & Chemical Corp., Class H	4,753,000	3,653,171
China Resources Beer Holdings Co. Ltd.	792,000	3,619,089
China Shenhua Energy Co. Ltd., Class H	594,000	1,312,866
China State Construction International Holdings Ltd.	798,000	826,948
China Taiping Insurance Holdings Co. Ltd.	316,800	961,052
China Telecom Corp. Ltd., Class H	2,376,000	1,229,582
China Tower Corp. Ltd., Class H(c)	7,920,000	2,140,159
China Unicom Hong Kong Ltd.	1,584,000	1,879,705
China Vanke Co. Ltd., Class A	81,600	349,580
China Vanke Co. Ltd., Class H	237,600	919,158
CIFI Holdings Group Co. Ltd.	792,000	525,954
CITIC Ltd.	993,000	1,445,441
CITIC Securities Co. Ltd., Class H	396,000	856,063
CNOOC Ltd.	3,168,000	5,725,934
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	1,188,000	552,706
Country Garden Holdings Co. Ltd.	1,584,828	2,553,372
CRRC Corp. Ltd., Class H	792,000	691,514
CSPC Pharmaceutical Group Ltd.	792,000	1,526,377
Ctrip.com International Ltd., ADR(a)	74,052	3,261,991
Dongfeng Motor Group Co. Ltd., Class H	792,000	768,236
ENN Energy Holdings Ltd.	118,800	1,122,069
Fosun International Ltd.	683,000	1,058,618
Fullshare Holdings Ltd.(b)	2,970,000	333,138
GDS Holdings Ltd., ADR(a)	15,444	604,324
Geely Automobile Holdings Ltd.	792,000	1,588,967
GOME Retail Holdings Ltd.(a)(b)	4,461,320	511,789
Great Wall Motor Co. Ltd., Class H	792,000	643,057
Guangdong Investment Ltd.	792,000	1,483,978
Guangzhou Automobile Group Co. Ltd., Class H	1,142,028	1,227,126
Guangzhou R&F Properties Co. Ltd., Class H	317,200	629,920
Haitong Securities Co. Ltd., Class H	792,000	1,019,604
Hanergy Thin Film Power Group Ltd.(a)(d)	7,401	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	198,072	960,207
Hengan International Group Co. Ltd.	198,000	1,745,188
HengTen Networks Group Ltd.(a)	9,504,000	272,567
Huaneng Power International Inc., Class H	1,584,000	1,013,547
Huazhu Group Ltd., ADR(b)	25,740	1,091,376
Hutchison China MediTech Ltd., ADR(a)(b)	12,672	381,174
Industrial & Commercial Bank of China Ltd., Class H	12,276,285	9,216,524
Industrial Bank Co. Ltd., Class A	396,042	1,170,281
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	158,499	728,866
Inner Mongolia Yitai Coal Co. Ltd., Class B	633,600	758,419
iQIYI Inc., ADR(a)(b)	52,272	1,155,734
JD.com Inc., ADR(a)	126,324	3,823,827
Jiangxi Copper Co. Ltd., Class H	792,000	1,049,889
Kunlun Energy Co. Ltd.	792,000	835,873
Legend Holdings Corp., Class H(c)	118,800	323,295
Lenovo Group Ltd.	1,584,000	1,467,826
Longfor Group Holdings Ltd.	396,000	1,458,740
Luye Pharma Group Ltd.(c)	594,000	537,563
Meitu Inc.(a)(b)(c)	792,000	290,739
Midea Group Co. Ltd., Class A	79,200	615,625
Momo Inc., ADR	28,512	999,916

Security	Shares	Value

China (continued)
NetEase Inc., ADR	13,860	$3,943,586
New China Life Insurance Co. Ltd., Class H	198,000	1,096,579
New Oriental Education & Technology Group Inc., ADR(a)	27,324	2,608,349
Noah Holdings Ltd., ADR(a)(b)	12,276	667,078
PetroChina Co. Ltd., Class H	3,964,000	2,516,216
PICC Property & Casualty Co. Ltd., Class H	1,200,285	1,347,861
Pinduoduo Inc., ADR(a)	37,224	827,490
Ping An Insurance Group Co. of China Ltd., Class A	39,600	505,776
Ping An Insurance Group Co. of China Ltd., Class H	990,000	11,918,513
Semiconductor Manufacturing International Corp.(a)(b)	693,800	741,961
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	673,260	1,019,316
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	435,600	911,687
Shimao Property Holdings Ltd.	396,500	1,207,886
Shui On Land Ltd.	2,772,000	674,857
Sihuan Pharmaceutical Holdings Group Ltd.	1,584,000	426,013
SINA Corp./China(a)	18,612	1,171,439
Sino Biopharmaceutical Ltd.	1,584,000	1,522,339
Sino-Ocean Group Holding Ltd.	1,041,000	467,066
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,008,000	456,114
Sinopharm Group Co. Ltd., Class H	316,800	1,243,715
SOHO China Ltd.(a)	1,188,000	430,051
Sun Art Retail Group Ltd.	594,000	518,635
Sunac China Holdings Ltd.	396,000	2,041,731
Sunny Optical Technology Group Co. Ltd.	158,400	1,931,190
TAL Education Group, ADR(a)	63,360	2,437,459
Tencent Holdings Ltd.	1,029,600	50,919,622
Tingyi Cayman Islands Holding Corp.	792,000	1,302,266
Vipshop Holdings Ltd., ADR(a)	89,892	773,970
Want Want China Holdings Ltd.	1,584,000	1,255,829
Weibo Corp., ADR(a)(b)	13,860	949,410
Wuxi Biologics Cayman Inc.(a)(c)	198,000	1,991,256
Xiaomi Corp., Class B(a)(c)	554,400	849,401
Yanzhou Coal Mining Co. Ltd., Class H	792,000	843,949
Yum China Holdings Inc.	66,924	3,181,567
YY Inc., ADR(a)	12,276	1,038,672
Zhuzhou CRRC Times Electric Co. Ltd., Class H	158,400	803,569
Zijin Mining Group Co. Ltd., Class A	475,200	234,031
ZTE Corp., Class H(a)	79,200	251,368
ZTO Express Cayman Inc., ADR	38,808	773,443

		320,084,718

Colombia — 0.0%
Cementos Argos SA	269,280	671,619
Ecopetrol SA	1,076,329	992,966

		1,664,585

Czech Republic — 0.1%
CEZ AS	35,640	827,740
Komercni Banka AS	47,520	1,798,238

		2,625,978

Denmark — 1.2%
AP Moller — Maersk A/S, Class A	1,188	1,446,290
AP Moller — Maersk A/S, Class B, NVS	792	1,031,009
Carlsberg A/S, Class B	16,632	2,146,644
Chr Hansen Holding A/S	17,820	1,816,334
Coloplast A/S, Class B	26,136	2,817,752
Danske Bank A/S	113,652	2,014,008
Demant A/S(a)	35,640	1,123,505
DSV A/S	30,888	2,851,564

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Genmab A/S(a)	11,880	$1,970,593
H Lundbeck A/S	16,632	699,070
Novo Nordisk A/S, Class B	325,116	15,885,743
Novozymes A/S, Class B	44,909	2,091,189
Orsted A/S(c)	17,820	1,363,187
Pandora A/S	20,803	871,886
Tryg A/S	132,264	4,038,414
Vestas Wind Systems A/S	38,016	3,435,430

		45,602,618

Egypt — 0.0%
Commercial International Bank Egypt SAE	230,748	1,024,548
EISewedy Electric Co.	294,992	267,894

		1,292,442

Finland — 0.8%
Fortum OYJ	81,254	1,715,597
Kone OYJ, Class B	68,904	3,773,006
Metso OYJ	33,264	1,238,035
Neste OYJ	74,844	2,469,360
Nokia OYJ	1,033,171	5,417,698
Nokian Renkaat OYJ	37,620	1,257,234
Nordea Bank Abp	519,156	4,082,016
Orion OYJ, Class B	29,700	986,229
Sampo OYJ, Class A	87,980	4,018,905
Stora Enso OYJ, Class R	124,344	1,541,934
UPM-Kymmene OYJ	92,268	2,596,494
Wartsila OYJ Abp	73,656	1,173,809

		30,270,317

France — 7.6%
Accor SA	33,347	1,403,692
Aeroports de Paris	7,524	1,531,279
Air Liquide SA	79,712	10,590,461
Airbus SE	108,504	14,820,668
Alstom SA	41,580	1,826,670
Amundi SA(c)	22,572	1,620,238
Arkema SA	17,028	1,745,358
Atos SE	17,424	1,792,196
AXA SA	349,294	9,295,075
BNP Paribas SA	189,288	10,065,814
Bouygues SA	47,520	1,786,196
Bureau Veritas SA	60,984	1,543,226
Capgemini SE	28,740	3,481,786
Carrefour SA	104,544	2,035,113
Casino Guichard Perrachon SA(b)	13,068	534,554
Cie. de Saint-Gobain	92,664	3,784,243
Cie. Generale des Etablissements Michelin SCA	28,908	3,730,539
CNP Assurances	137,016	3,230,774
Covivio	7,128	770,876
Credit Agricole SA	166,716	2,285,037
Danone SA	108,900	8,796,953
Dassault Systemes SE	25,841	4,084,811
Edenred	45,144	2,125,408
Eiffage SA	12,672	1,322,161
Electricite de France SA	98,208	1,413,193
Engie SA	264,528	3,914,710
EssilorLuxottica SA	50,096	6,091,474
Eurofins Scientific SE(b)	2,376	1,086,416
Eutelsat Communications SA	47,916	864,025
Gecina SA	11,882	1,772,381
Getlink SE	128,304	2,063,392

Security	Shares	Value

France (continued)
Hermes International	5,649	$3,970,701
Iliad SA	6,336	644,039
Ingenico Group SA	11,088	933,963
Ipsen SA	9,108	1,062,584
Kering SA	15,048	8,887,487
Legrand SA	47,818	3,511,195
L’Oreal SA	48,708	13,379,294
LVMH Moet Hennessy Louis Vuitton SE	49,896	19,518,344
Natixis SA	241,164	1,418,391
Orange SA	359,568	5,627,449
Pernod Ricard SA	39,600	6,894,393
Peugeot SA	104,940	2,747,284
Publicis Groupe SA	40,788	2,417,205
Remy Cointreau SA	11,484	1,528,971
Renault SA	32,076	2,186,333
Safran SA	60,588	8,820,341
Sanofi	204,336	17,745,169
Schneider Electric SE	86,724	7,334,081
SCOR SE	38,808	1,581,374
SES SA	71,280	1,211,833
Societe Generale SA	119,592	3,782,237
Sodexo SA	15,840	1,815,131
STMicroelectronics NV	129,888	2,383,636
Suez	70,488	989,424
Teleperformance	11,880	2,280,675
Thales SA	20,988	2,503,839
TOTAL SA	424,512	23,571,075
Ubisoft Entertainment SA(a)	17,028	1,622,843
Unibail-Rodamco-Westfield	12,418	2,132,759
Unibail-Rodamco-Westfield, New	6,590	1,131,815
Valeo SA	39,996	1,450,938
Veolia Environnement SA	94,726	2,235,719
Vinci SA	94,248	9,508,253
Vivendi SA	188,496	5,464,975
Wendel SA	11,484	1,588,173

		285,290,642

Germany — 5.6%
1&1 Drillisch AG(b)	17,424	649,080
adidas AG	34,848	8,947,311
Allianz SE, Registered	76,824	18,493,571
BASF SE	162,360	13,190,059
Bayer AG, Registered	165,924	11,034,340
Bayerische Motoren Werke AG	59,004	5,018,949
Brenntag AG	30,968	1,667,963
Commerzbank AG(a)	181,764	1,632,069
Continental AG	18,765	3,098,973
Covestro AG(c)	34,848	1,903,891
Daimler AG, Registered(b)	161,172	10,537,695
Delivery Hero SE(a)(c)	33,660	1,550,029
Deutsche Bank AG, Registered(b)	329,868	2,724,196
Deutsche Boerse AG	36,828	4,907,379
Deutsche Lufthansa AG, Registered	53,856	1,298,871
Deutsche Post AG, Registered	172,656	5,979,016
Deutsche Telekom AG, Registered	625,680	10,457,696
Deutsche Wohnen SE	74,052	3,325,414
E.ON SE	409,860	4,394,873
Fresenius Medical Care AG & Co. KGaA	40,788	3,426,507
Fresenius SE & Co. KGaA	74,844	4,242,535
GEA Group AG	41,184	1,150,181
HeidelbergCement AG	28,512	2,300,646

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA	18,612	$1,771,928
HUGO BOSS AG	17,424	1,213,804
Infineon Technologies AG	232,056	5,467,873
Innogy SE(a)	25,755	1,117,023
KION Group AG	14,652	1,002,308
LANXESS AG	21,384	1,234,201
Merck KGaA	25,742	2,737,200
METRO AG	50,688	857,772
MTU Aero Engines AG	10,296	2,419,672
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	29,718	7,427,010
OSRAM Licht AG(b)	20,993	717,334
ProSiebenSat.1 Media SE	61,776	971,677
Puma SE	2,376	1,468,526
QIAGEN NV(a)	49,104	1,894,713
RWE AG	99,792	2,546,527
SAP SE	178,596	22,933,489
Siemens AG, Registered	138,600	16,579,828
thyssenkrupp AG(b)	81,972	1,151,541
TUI AG	85,932	956,472
Uniper SE	47,916	1,450,423
United Internet AG, Registered	26,136	1,046,554
Volkswagen AG(b)	7,524	1,344,085
Vonovia SE	93,456	4,657,618
Wirecard AG(b)	24,156	3,619,479
Zalando SE(a)(b)(c)	30,492	1,433,190

		209,951,491

Greece — 0.1%
Alpha Bank AE(a)	326,382	505,503
Hellenic Telecommunications Organization SA	19,122	265,304
JUMBO SA	59,280	1,076,249
OPAP SA	46,296	498,086
Titan Cement Co. SA	14,274	309,700

		2,654,842

Hong Kong — 2.8%
AIA Group Ltd.	2,138,400	21,791,761
ASM Pacific Technology Ltd.	118,800	1,375,708
Bank of East Asia Ltd. (The)	477,000	1,504,799
BeiGene Ltd., ADR(a)(b)	8,316	1,033,097
BOC Hong Kong Holdings Ltd.	798,000	3,570,219
CK Asset Holdings Ltd.	437,060	3,509,672
CK Hutchison Holdings Ltd.	437,060	4,590,428
CLP Holdings Ltd.	396,500	4,495,459
Galaxy Entertainment Group Ltd.	396,000	2,960,384
Hang Seng Bank Ltd.	158,400	4,159,176
Henderson Land Development Co. Ltd.	396,925	2,443,658
Hong Kong & China Gas Co. Ltd.	1,980,697	4,726,164
Hong Kong Exchanges & Clearing Ltd.	256,500	8,892,854
Jardine Matheson Holdings Ltd.	39,600	2,605,680
Jardine Strategic Holdings Ltd.	39,600	1,497,672
Link REIT	396,000	4,618,503
Melco Resorts & Entertainment Ltd., ADR	58,212	1,461,121
MTR Corp. Ltd.	396,000	2,357,203
New World Development Co. Ltd.	1,315,000	2,175,632
Power Assets Holdings Ltd.	409,000	2,851,645
Sands China Ltd.	475,200	2,610,590
SJM Holdings Ltd.	792,000	956,005
Sun Hung Kai Properties Ltd.	397,000	6,851,633
Swire Pacific Ltd., Class A	199,500	2,525,091

Security	Shares	Value

Hong Kong (continued)
Techtronic Industries Co. Ltd.	198,000	$1,430,979
WH Group Ltd.(c)	1,484,500	1,759,738
Wharf Holdings Ltd. (The)	396,000	1,138,221
Wharf Real Estate Investment Co. Ltd.	396,000	3,033,574
Wynn Macau Ltd.	475,200	1,362,837

		104,289,503

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	82,368	945,189
OTP Bank Nyrt	41,580	1,841,789

		2,786,978

Indonesia — 0.6%
Adaro Energy Tbk PT	4,118,400	377,159
Astra International Tbk PT	2,732,400	1,462,074
Bank Central Asia Tbk PT	2,019,600	4,074,631
Bank Mandiri Persero Tbk PT	3,247,284	1,760,370
Bank Rakyat Indonesia Persero Tbk PT	10,216,800	3,133,152
Bank Tabungan Negara Persero Tbk PT	1,702,800	302,322
Charoen Pokphand Indonesia Tbk PT	1,663,200	615,676
Gudang Garam Tbk PT	198,000	1,173,758
Indah Kiat Pulp & Paper Corp. Tbk PT	712,800	370,156
Indocement Tunggal Prakarsa Tbk PT	435,600	672,505
Kalbe Farma Tbk PT	7,484,400	811,466
Pabrik Kertas Tjiwi Kimia Tbk PT	1,029,600	727,945
Perusahaan Gas Negara Persero Tbk PT	3,049,500	496,480
Semen Indonesia Persero Tbk PT	990,200	938,084
Telekomunikasi Indonesia Persero Tbk PT	9,266,400	2,464,537
Unilever Indonesia Tbk PT	396,000	1,264,421
United Tractors Tbk PT	435,645	830,783

		21,475,519

Ireland — 0.4%
AIB Group PLC	174,240	808,031
Bank of Ireland Group PLC	170,711	1,088,587
CRH PLC	139,945	4,694,115
Irish Bank Resolution Corp. Ltd.(a)(d)	64,486	1
Kerry Group PLC, Class A	38,016	4,251,934
Kingspan Group PLC	29,304	1,539,586
Paddy Power Betfair PLC	15,444	1,292,569
Smurfit Kappa Group PLC	38,808	1,136,450

		14,811,273

Israel — 0.4%
Bank Hapoalim BM	210,672	1,547,424
Bank Leumi Le-Israel BM	293,436	2,005,404
Bezeq The Israeli Telecommunication Corp. Ltd.	608,365	415,601
Check Point Software Technologies Ltd.(a)(b)	23,152	2,795,835
Elbit Systems Ltd.	9,900	1,376,818
Israel Chemicals Ltd.	204,732	1,083,073
Nice Ltd.(a)	11,880	1,637,665
Teva Pharmaceutical Industries Ltd., ADR(a)	168,696	2,567,553
Wix.com Ltd.(a)(b)	9,900	1,328,184

		14,757,557

Italy — 1.5%
Assicurazioni Generali SpA	213,048	4,130,600
Atlantia SpA	91,476	2,493,219
CNH Industrial NV	200,376	2,171,061
Enel SpA	1,392,336	8,799,049
Eni SpA	428,472	7,307,513
Ferrari NV	24,156	3,268,901
Fiat Chrysler Automobiles NV	198,000	3,047,557
Intesa Sanpaolo SpA	2,585,088	6,770,545

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Leonardo SpA	65,436	$754,975
Mediobanca Banca di Credito Finanziario SpA	138,600	1,467,860
Moncler SpA	49,896	2,044,939
Prysmian SpA	61,118	1,177,429
Snam SpA	396,396	2,015,522
Telecom Italia SpA/Milano(a)	1,850,112	1,033,808
Tenaris SA	87,912	1,219,715
Terna Rete Elettrica Nazionale SpA	600,130	3,590,158
UniCredit SpA	327,492	4,525,362

		55,818,213

Japan — 15.8%
Acom Co. Ltd.	316,800	1,109,333
Aeon Co. Ltd.	118,800	2,191,467
AEON Financial Service Co. Ltd.	118,800	2,452,267
Aeon Mall Co. Ltd.	79,200	1,211,733
AGC Inc./Japan	39,600	1,345,778
Aisin Seiki Co. Ltd.	39,700	1,534,532
Ajinomoto Co. Inc.	118,800	1,912,000
Alps Alpine Co. Ltd.	39,600	834,489
ANA Holdings Inc.	39,600	1,382,400
Asahi Group Holdings Ltd.	79,200	3,433,955
Asahi Kasei Corp.	277,200	2,844,800
Astellas Pharma Inc.	356,400	4,828,800
Bandai Namco Holdings Inc.	39,600	1,884,444
Bridgestone Corp.	118,800	4,699,733
Brother Industries Ltd.	79,200	1,552,356
Canon Inc.	198,000	5,491,555
Casio Computer Co. Ltd.	79,200	996,267
Central Japan Railway Co.	25,800	5,535,273
Chubu Electric Power Co. Inc.	158,400	2,298,311
Chugai Pharmaceutical Co. Ltd.	39,600	2,503,111
Chugoku Electric Power Co. Inc. (The)	158,400	1,887,289
Coca-Cola Bottlers Japan Holdings Inc.	39,600	973,156
Concordia Financial Group Ltd.	277,200	1,075,200
Credit Saison Co. Ltd.	79,200	1,006,933
Dai-ichi Life Holdings Inc.	198,000	2,835,555
Daiichi Sankyo Co. Ltd.	79,200	3,897,600
Daikin Industries Ltd.	39,600	5,013,333
Daito Trust Construction Co. Ltd.	4,000	533,872
Daiwa House Industry Co. Ltd.	79,200	2,212,267
Daiwa Securities Group Inc.	396,000	1,831,467
Denso Corp.	79,200	3,451,022
Dentsu Inc.	39,600	1,612,444
East Japan Railway Co.	39,600	3,720,889
Eisai Co. Ltd.	39,700	2,300,550
Electric Power Development Co. Ltd.	79,200	1,834,667
FANUC Corp.	39,600	7,386,667
Fast Retailing Co. Ltd.	9,500	5,481,212
FUJIFILM Holdings Corp.	79,200	3,686,400
Fujitsu Ltd.	39,600	2,892,444
Hino Motors Ltd.	158,400	1,490,489
Hitachi Construction Machinery Co. Ltd.	39,600	1,048,889
Hitachi High-Technologies Corp.	39,600	1,760,000
Hitachi Ltd.	158,400	5,246,578
Honda Motor Co. Ltd.	316,800	8,820,622
Hoya Corp.	79,200	5,557,333
Hulic Co. Ltd.	118,800	1,021,867
Idemitsu Kosan Co. Ltd.	72,072	2,332,836
IHI Corp.	39,600	937,600
Inpex Corp.	198,000	1,921,778

Security	Shares	Value

Japan (continued)
Isetan Mitsukoshi Holdings Ltd.	118,800	$1,129,600
Isuzu Motors Ltd.	158,400	2,269,156
ITOCHU Corp.	277,200	4,977,778
Japan Exchange Group Inc.	137,700	2,235,345
Japan Post Holdings Co. Ltd.	277,200	3,093,689
Japan Prime Realty Investment Corp.	792	3,164,444
Japan Retail Fund Investment Corp.	1,155	2,208,889
Japan Tobacco Inc.	198,000	4,579,555
JFE Holdings Inc.	118,900	2,033,710
JSR Corp.	79,200	1,200,356
JTEKT Corp.	79,200	1,016,178
JXTG Holdings Inc.	633,600	3,075,982
Kakaku.com Inc.	39,600	810,667
Kansai Electric Power Co. Inc. (The)	158,400	1,913,600
Kao Corp.	79,200	6,084,978
Kawasaki Heavy Industries Ltd.	39,600	919,467
KDDI Corp.	316,800	7,226,311
Keyence Corp.	17,400	10,798,545
Kikkoman Corp.	39,600	1,834,667
Kintetsu Group Holdings Co. Ltd.	39,600	1,754,667
Kirin Holdings Co. Ltd.	158,400	3,583,289
Kobe Steel Ltd.	118,800	905,600
Komatsu Ltd.	158,400	4,056,178
Konica Minolta Inc.	158,400	1,584,356
Kubota Corp.	181,400	2,741,155
Kuraray Co. Ltd.	118,800	1,586,133
Kurita Water Industries Ltd.	79,200	2,052,267
Kyocera Corp.	39,600	2,556,444
Kyowa Hakko Kirin Co. Ltd.	79,200	1,533,156
Kyushu Electric Power Co. Inc.	118,800	1,148,800
Lion Corp.	39,600	813,511
M3 Inc.	79,200	1,400,178
Makita Corp.	39,600	1,440,000
Marubeni Corp.	356,400	2,544,320
Mazda Motor Corp.	158,400	1,870,933
Mebuki Financial Group Inc.	633,600	1,609,956
MEIJI Holdings Co. Ltd.	39,690	3,118,182
MINEBEA MITSUMI Inc.	79,200	1,400,889
MISUMI Group Inc.(b)	79,200	2,046,578
Mitsubishi Chemical Holdings Corp.	316,800	2,244,551
Mitsubishi Corp.	237,600	6,519,467
Mitsubishi Electric Corp.	356,400	5,062,400
Mitsubishi Estate Co. Ltd.	214,000	3,603,654
Mitsubishi Heavy Industries Ltd.	39,600	1,643,022
Mitsubishi Motors Corp.	158,400	886,044
Mitsubishi UFJ Financial Group Inc.	2,155,000	10,640,040
Mitsui & Co. Ltd.	316,800	5,102,933
Mitsui Chemicals Inc.	79,200	1,932,800
Mitsui Fudosan Co. Ltd.	158,400	3,650,844
Mitsui OSK Lines Ltd.	39,600	1,002,667
Mizuho Financial Group Inc.	4,395,600	6,847,467
MS&AD Insurance Group Holdings Inc.	99,300	3,065,261
Murata Manufacturing Co. Ltd.	118,800	6,357,333
Nabtesco Corp.	39,900	1,214,465
NEC Corp.	34,200	1,149,980
Nexon Co. Ltd.(a)	79,200	1,134,933
Nidec Corp.	39,600	5,612,444
Nikon Corp.	79,200	1,102,222
Nintendo Co. Ltd.	17,500	5,970,819
Nippon Building Fund Inc.	414	2,665,212

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Paint Holdings Co. Ltd.	39,600	$1,498,667
Nippon Steel Corp.	158,486	2,818,240
Nippon Telegraph & Telephone Corp.	118,800	4,923,733
Nippon Yusen KK	79,200	1,348,267
Nissan Motor Co. Ltd.	396,000	3,176,178
Nisshin Seifun Group Inc.	79,225	1,838,091
Nissin Foods Holdings Co. Ltd.	39,600	2,606,222
Nitto Denko Corp.	39,900	2,145,912
Nomura Holdings Inc.	674,200	2,529,120
Nomura Real Estate Holdings Inc.	79,200	1,674,667
Nomura Real Estate Master Fund Inc.	1,188	1,739,733
NSK Ltd.	118,800	1,226,667
NTT DOCOMO Inc.	277,200	5,999,467
Olympus Corp.	198,000	2,211,556
Omron Corp.	39,600	2,115,556
Ono Pharmaceutical Co. Ltd.	80,700	1,506,762
Oriental Land Co. Ltd./Japan	39,600	4,362,667
ORIX Corp.	237,600	3,352,533
Osaka Gas Co. Ltd.	79,200	1,461,333
Otsuka Holdings Co. Ltd.	79,200	2,822,400
Pan Pacific International Holdings Corp.	39,600	2,549,333
Panasonic Corp.	435,600	3,993,244
Rakuten Inc.	198,000	2,195,556
Recruit Holdings Co. Ltd.	198,000	5,918,222
Renesas Electronics Corp.(a)	158,400	843,378
Resona Holdings Inc.	514,800	2,171,058
Ricoh Co. Ltd.	118,800	1,197,867
Rohm Co. Ltd.	39,600	2,897,778
Santen Pharmaceutical Co. Ltd.	118,800	1,806,933
SBI Holdings Inc./Japan	56,400	1,201,681
Secom Co. Ltd.	39,900	3,345,331
Sekisui House Ltd.	118,800	1,911,467
Seven & i Holdings Co. Ltd.	118,800	4,116,267
Seven Bank Ltd.	316,800	859,022
Sharp Corp./Japan	39,600	439,467
Shimano Inc.	8,000	1,170,101
Shin-Etsu Chemical Co. Ltd.	79,200	7,416,889
Shinsei Bank Ltd.(a)	118,800	1,644,800
Shionogi & Co. Ltd.	39,600	2,302,578
Shiseido Co. Ltd.	79,200	6,199,467
SMC Corp./Japan	4,600	1,902,366
Softbank Corp.	277,200	3,265,422
SoftBank Group Corp.	158,400	16,433,778
Sompo Holdings Inc.	39,600	1,479,467
Sony Corp.	237,600	11,118,933
Stanley Electric Co. Ltd.	79,200	2,140,444
Subaru Corp.	118,800	2,901,867
SUMCO Corp.	39,600	519,111
Sumitomo Chemical Co. Ltd.	396,000	1,962,667
Sumitomo Corp.	207,600	2,962,785
Sumitomo Dainippon Pharma Co. Ltd.	39,600	871,111
Sumitomo Electric Industries Ltd.	158,400	2,097,067
Sumitomo Heavy Industries Ltd.	39,600	1,395,556
Sumitomo Metal Mining Co. Ltd.	39,600	1,236,978
Sumitomo Mitsui Financial Group Inc.	237,600	8,578,133
Sumitomo Mitsui Trust Holdings Inc.	79,200	2,747,733
Sumitomo Realty & Development Co. Ltd.	39,600	1,458,844
Sumitomo Rubber Industries Ltd.	118,800	1,458,133
Suzuki Motor Corp.	39,600	1,800,889
Sysmex Corp.	39,600	2,258,489

Security	Shares	Value

Japan (continued)
T&D Holdings Inc.	120,000	$1,289,158
Taisei Corp.	39,600	1,733,333
Taiyo Nippon Sanso Corp.	56,400	936,329
Takeda Pharmaceutical Co. Ltd.	277,213	10,234,791
TDK Corp.	39,900	3,471,434
Terumo Corp.	159,600	4,796,240
Tohoku Electric Power Co. Inc.	118,800	1,356,800
Tokio Marine Holdings Inc.	118,800	5,975,467
Tokyo Electric Power Co. Holdings Inc.(a)	316,800	1,786,311
Tokyo Electron Ltd.	39,900	6,321,306
Tokyo Gas Co. Ltd.	79,200	2,010,311
Tokyu Corp.	79,200	1,288,533
Tokyu Fudosan Holdings Corp.	237,600	1,335,467
Toray Industries Inc.	316,800	2,156,089
Toshiba Corp.	118,900	3,949,989
Toyo Seikan Group Holdings Ltd.	79,200	1,577,956
Toyo Suisan Kaisha Ltd.	39,600	1,505,778
Toyota Industries Corp.	39,700	2,245,657
Toyota Motor Corp.	435,600	27,006,222
Toyota Tsusho Corp.	79,200	2,616,889
Trend Micro Inc./Japan	39,600	1,976,889
Unicharm Corp.	79,200	2,594,844
United Urban Investment Corp.	945	1,508,606
USS Co. Ltd.	118,800	2,267,733
West Japan Railway Co.	39,600	2,937,600
Yahoo Japan Corp.	554,400	1,473,422
Yakult Honsha Co. Ltd.	39,600	2,684,444
Yamada Denki Co. Ltd.(b)	277,200	1,311,644
Yamaha Motor Co. Ltd.	79,200	1,627,022
Yamato Holdings Co. Ltd.	79,200	1,715,556
Yaskawa Electric Corp.	40,800	1,500,121
Yokogawa Electric Corp.	79,200	1,648,356
ZOZO Inc.	39,600	698,667

		593,208,577

Malaysia — 0.6%
Alliance Bank Malaysia Bhd	912,000	895,567
Axiata Group Bhd	594,000	570,366
British American Tobacco Malaysia Bhd	39,600	333,887
CIMB Group Holdings Bhd	831,600	1,059,991
Dialog Group Bhd	792,000	616,819
DiGi.Com Bhd(b)	871,200	969,288
Gamuda Bhd	396,000	335,228
Genting Bhd	435,600	741,716
Genting Malaysia Bhd	514,800	395,952
Hartalega Holdings Bhd	356,400	433,593
Hong Leong Bank Bhd	237,600	1,148,204
Hong Leong Financial Group Bhd	118,800	552,264
IHH Healthcare Bhd	594,000	798,800
IOI Corp. Bhd	673,200	734,341
IOI Properties Group Bhd	1,029,618	341,172
Kuala Lumpur Kepong Bhd	198,000	1,184,791
Malayan Banking Bhd	316,800	708,768
Malaysia Airports Holdings Bhd	319,000	588,698
Maxis Bhd	633,600	821,404
Petronas Chemicals Group Bhd	712,800	1,551,627
Petronas Dagangan Bhd	118,800	694,784
Petronas Gas Bhd	237,600	1,016,028
PPB Group Bhd	141,500	642,046
Public Bank Bhd	396,040	2,155,255
RHB Bank Bhd	356,495	513,898

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
RHB Capital Bhd(d)	141,000	$—
Sime Darby Bhd	378,000	212,108
Sime Darby Plantation Bhd	554,400	691,910
Sime Darby Property Bhd	378,000	101,483
Tenaga Nasional Bhd	475,200	1,411,405
YTL Corp. Bhd	803,454	219,592

		22,440,985

Mexico — 0.7%
Alfa SAB de CV, Class A	1,108,800	1,116,791
America Movil SAB de CV, Series L, NVS	5,781,600	4,291,469
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	673,200	1,126,783
Cemex SAB de CV, CPO(a)	2,732,408	1,259,704
Fibra Uno Administracion SA de CV	571,300	848,711
Fomento Economico Mexicano SAB de CV	396,000	3,849,691
Grupo Aeroportuario del Sureste SAB de CV, Class B	89,100	1,462,525
Grupo Financiero Banorte SAB de CV, Class O	475,200	2,993,404
Grupo Financiero Inbursa SAB de CV, Class O(b)	910,800	1,389,452
Grupo Mexico SAB de CV, Series B	633,629	1,851,633
Grupo Televisa SAB, CPO	475,200	963,245
Industrias Penoles SAB de CV	39,600	452,916
Kimberly-Clark de Mexico SAB de CV, Class A	752,400	1,296,130
Wal-Mart de Mexico SAB de CV	1,148,400	3,363,176

		26,265,630

Netherlands — 2.5%
ABN AMRO Group NV, CVA(c)	76,032	1,786,835
Adyen NV(a)(c)	1,980	1,610,097
Aegon NV	349,668	1,824,561
AerCap Holdings NV(a)(b)	25,327	1,257,232
Akzo Nobel NV	49,363	4,187,811
ArcelorMittal	117,216	2,539,004
ASML Holding NV	73,260	15,233,302
EXOR NV	26,928	1,791,380
Heineken NV	47,124	5,082,617
ING Groep NV	693,000	8,819,586
Koninklijke Ahold Delhaize NV	204,336	4,914,329
Koninklijke DSM NV	39,204	4,474,876
Koninklijke KPN NV	656,964	2,014,407
Koninklijke Philips NV	189,288	8,053,712
NN Group NV	59,400	2,584,232
NXP Semiconductors NV(b)	63,756	6,733,909
Unilever NV, CVA	274,032	16,571,538
Wolters Kluwer NV	56,628	3,946,131

		93,425,559

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	135,036	1,510,231
Auckland International Airport Ltd.	456,192	2,424,749
Fletcher Building Ltd.	173,448	596,870
Ryman Healthcare Ltd.	154,044	1,248,193
Spark New Zealand Ltd.	576,576	1,411,183

		7,191,226

Norway — 0.5%
Aker BP ASA	39,204	1,289,799
DNB ASA	142,560	2,730,855
Equinor ASA	203,544	4,529,869
Gjensidige Forsikring ASA	87,912	1,703,343
Mowi ASA	71,617	1,547,871
Norsk Hydro ASA	277,596	1,186,464
Orkla ASA	180,279	1,410,127

Security	Shares	Value

Norway (continued)
Schibsted ASA, Class B	22,968	$548,204
Telenor ASA	108,504	2,173,217
Yara International ASA	34,074	1,533,182

		18,652,931

Pakistan — 0.0%
MCB Bank Ltd.	237,600	319,440

Peru — 0.1%
Credicorp Ltd.	13,464	3,189,622

Philippines — 0.2%
Ayala Land Inc.	2,415,600	2,269,007
Bank of the Philippine Islands	724,686	1,179,940
JG Summit Holdings Inc.	851,400	1,078,290
Jollibee Foods Corp.	297,030	1,736,154
Metropolitan Bank & Trust Co.	648,513	924,003
SM Prime Holdings Inc.	2,376,000	1,889,857

		9,077,251

Poland — 0.3%
Alior Bank SA(a)	31,284	479,300
Bank Millennium SA(a)(b)	268,092	675,465
Bank Polska Kasa Opieki SA	23,760	705,706
CD Projekt SA(a)	16,632	933,679
Cyfrowy Polsat SA(a)	100,584	696,292
KGHM Polska Miedz SA(a)	29,700	797,953
mBank SA(b)	6,820	789,232
Polski Koncern Naftowy ORLEN SA	55,440	1,418,115
Polskie Gornictwo Naftowe i Gazownictwo SA	523,512	793,179
Powszechna Kasa Oszczednosci Bank Polski SA	156,420	1,603,386
Powszechny Zaklad Ubezpieczen SA	91,476	1,003,629
Santander Bank Polska SA	9,900	1,026,180

		10,922,116

Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(d)	1	—
EDP — Energias de Portugal SA	432,481	1,637,740
Galp Energia SGPS SA	88,308	1,481,533
Jeronimo Martins SGPS SA	66,132	1,076,138

		4,195,411

Qatar — 0.2%
Commercial Bank PQSC (The)	45,144	628,440
Ezdan Holding Group QSC(a)	192,089	562,650
Industries Qatar QSC	23,364	773,177
Masraf Al Rayan QSC	182,952	1,816,310
Ooredoo QPSC	25,899	460,408
Qatar Electricity & Water Co. QSC	11,880	542,567
Qatar Insurance Co. SAQ	34,452	361,160
Qatar Islamic Bank SAQ	13,464	613,841
Qatar National Bank QPSC	69,300	3,714,612

		9,473,165

Russia — 1.0%
Gazprom PJSC, ADR	907,236	4,530,736
LUKOIL PJSC, ADR, New	85,140	7,279,470
Magnit PJSC, GDR(e)	93,095	1,327,535
MMC Norilsk Nickel PJSC, ADR	128,304	2,874,651
Mobile TeleSystems PJSC, ADR	152,064	1,198,264
Novatek PJSC, GDR(e)	19,008	3,662,842
PhosAgro PJSC, GDR(e)	135,432	1,705,089
Rosneft Oil Co. PJSC, GDR	245,916	1,635,833
Sberbank of Russia PJSC, ADR	471,636	6,742,037

8

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Surgutneftegas PJSC, ADR, New	323,941	$1,227,153
Tatneft PJSC, ADR	45,936	3,227,463
VTB Bank PJSC, GDR(e)	601,920	671,743

		36,082,816

Saudi Arabia — 0.0%
Alinma Bank	15	108

Singapore — 0.9%
Ascendas REIT	968,316	2,134,108
CapitaLand Commercial Trust	1,188,005	1,693,160
CapitaLand Ltd.	528,300	1,370,040
CapitaLand Mall Trust	483,300	859,232
ComfortDelGro Corp. Ltd.	712,800	1,408,634
DBS Group Holdings Ltd.	277,200	5,752,939
Genting Singapore Ltd.	1,069,200	773,701
Golden Agri-Resources Ltd.	1,504,800	320,594
Keppel Corp. Ltd.	356,400	1,772,574
Oversea-Chinese Banking Corp. Ltd.	494,475	4,395,495
Sembcorp Industries Ltd.	435,600	851,231
Singapore Airlines Ltd.	237,600	1,689,662
Singapore Exchange Ltd.	158,400	858,795
Singapore Telecommunications Ltd.	1,188,000	2,766,647
Suntec REIT	792,000	1,076,403
United Overseas Bank Ltd.	206,000	4,211,710
Venture Corp. Ltd.	79,200	987,382
Wilmar International Ltd.	356,400	953,053
Yangzijiang Shipbuilding Holdings Ltd.	752,400	867,814

		34,743,174

South Africa — 1.6%
Absa Group Ltd.	55,836	639,750
Anglo American Platinum Ltd.	15,051	757,965
AngloGold Ashanti Ltd.	86,328	1,037,592
Aspen Pharmacare Holdings Ltd.	80,790	579,879
Bid Corp. Ltd.	66,132	1,393,425
Bidvest Group Ltd. (The)	73,656	1,115,404
Clicks Group Ltd.(b)	67,320	918,778
Exxaro Resources Ltd.	64,152	730,871
FirstRand Ltd.	574,596	2,721,829
Fortress REIT Ltd., Series B	154,440	116,991
Foschini Group Ltd. (The)	79,200	1,020,699
Gold Fields Ltd.	193,248	727,228
Growthpoint Properties Ltd.	972,977	1,688,563
Investec Ltd.	173,448	1,105,204
MMI Holdings Ltd./South Africa	560,083	697,357
Mr. Price Group Ltd.	72,864	1,101,022
MTN Group Ltd.	283,536	2,044,406
MultiChoice Group Ltd.	93,060	833,799
Naspers Ltd., Class N	79,596	20,293,406
Nedbank Group Ltd.	35,549	659,738
NEPI Rockcastle PLC	79,200	658,681
Oceana Group Ltd.	8,281	40,434
Old Mutual Ltd.	877,536	1,407,241
PSG Group Ltd.	47,124	871,332
Rand Merchant Investment Holdings Ltd.	389,664	941,255
Redefine Properties Ltd.	2,320,560	1,594,386
Reinet Investments SCA	28,116	472,586
Remgro Ltd.	87,912	1,190,556
Resilient REIT Ltd.	46,332	183,502
RMB Holdings Ltd.	230,076	1,339,733
Sanlam Ltd.	251,856	1,343,935

Security	Shares	Value

South Africa (continued)
Sappi Ltd.	172,260	$819,230
Sasol Ltd.	96,624	3,197,986
Shoprite Holdings Ltd.	82,368	990,168
Standard Bank Group Ltd.	195,624	2,715,436
Tiger Brands Ltd.	37,224	645,099
Truworths International Ltd.	149,328	787,354
Vodacom Group Ltd.	92,268	742,199
Woolworths Holdings Ltd./South Africa	222,948	741,955

		60,866,974

South Korea — 3.2%
Amorepacific Corp.	7,128	1,269,207
AMOREPACIFIC Group	10,296	662,808
BGF retail Co. Ltd.	2,772	518,497
BNK Financial Group Inc.	100,980	605,975
Celltrion Healthcare Co. Ltd.(a)(b)	10,161	657,597
Celltrion Inc.(a)	15,048	2,730,964
Celltrion Pharm Inc.(a)	3,960	201,365
CJ CheilJedang Corp.	2,787	751,535
CJ Corp.	3,968	405,920
CJ ENM Co. Ltd.	2,772	519,446
Daelim Industrial Co. Ltd.	9,504	787,559
DB Insurance Co. Ltd.	12,276	718,810
DGB Financial Group Inc.	62,579	451,068
E-MART Inc.	3,960	583,076
Fila Korea Ltd.	11,088	782,135
GS Holdings Corp.	15,612	694,966
Hana Financial Group Inc.	51,088	1,609,415
Hankook Tire Co. Ltd.	15,840	539,006
Hanmi Pharm Co. Ltd.	1,757	653,526
Hanmi Science Co. Ltd.	4,553	293,101
HDC Holdings Co. Ltd.	1	15
HDC Hyundai Development Co-Engineering & Construction, Class E	10,730	428,043
Helixmith Co. Ltd.(a)	3,168	705,929
HLB Inc.(a)	8,712	625,722
Hotel Shilla Co. Ltd.	7,920	779,694
Hyundai Engineering & Construction Co. Ltd.	15,048	676,300
Hyundai Glovis Co. Ltd.	4,752	648,841
Hyundai Heavy Industries Co. Ltd.(a)	7,221	769,605
Hyundai Heavy Industries Holdings Co. Ltd.	2,039	596,959
Hyundai Marine & Fire Insurance Co. Ltd.	17,044	558,090
Hyundai Mobis Co. Ltd.	11,880	2,364,508
Hyundai Motor Co.	24,156	2,864,021
Hyundai Steel Co.	16,632	659,215
Industrial Bank of Korea	51,084	618,789
Kakao Corp.	9,900	1,016,993
Kangwon Land Inc.	35,244	1,025,807
KB Financial Group Inc.	57,420	2,270,945
Kia Motors Corp.	32,868	1,273,190
Korea Aerospace Industries Ltd.	17,028	510,191
Korea Electric Power Corp.(a)	40,392	978,550
Korea Gas Corp.	6,336	250,316
Korea Investment Holdings Co. Ltd.	16,236	950,685
Korea Zinc Co. Ltd.	1,980	766,982
KT Corp.	6,384	149,469
KT&G Corp.	20,110	1,755,956
LG Chem Ltd.	8,716	2,693,555
LG Corp.	19,800	1,237,341
LG Display Co. Ltd.(a)	42,372	723,641
LG Electronics Inc.	16,836	1,092,470

9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Household & Health Care Ltd.	1,980	$2,410,273
Lotte Chemical Corp.	2,772	637,146
Lotte Corp.	8,555	359,220
Lotte Shopping Co. Ltd.	2,772	422,391
Medy-Tox Inc.	1,239	593,010
Mirae Asset Daewoo Co. Ltd.	99,000	661,045
NAVER Corp.	24,948	2,552,143
NCSoft Corp.	3,609	1,625,077
Netmarble Corp.(a)(c)	5,940	648,333
OCI Co. Ltd.	5,160	411,245
Orion Corp./Republic of Korea	5,148	427,035
Pearl Abyss Corp.(a)	1,980	295,436
POSCO	11,880	2,593,331
S-1 Corp.	7,128	597,992
Samsung Biologics Co. Ltd.(a)(c)	3,168	922,073
Samsung C&T Corp.	13,130	1,152,099
Samsung Electro-Mechanics Co. Ltd.	12,675	1,177,278
Samsung Electronics Co. Ltd.	860,112	33,759,479
Samsung Fire & Marine Insurance Co. Ltd.	5,544	1,442,774
Samsung Life Insurance Co. Ltd.	13,464	978,550
Samsung SDI Co. Ltd.	10,296	2,084,496
Samsung SDS Co. Ltd.	7,128	1,324,124
Samsung Securities Co. Ltd.	21,833	666,307
Shinhan Financial Group Co. Ltd.	66,744	2,519,720
Shinsegae Inc.	2,376	691,555
SillaJen Inc.(a)(b)	12,672	709,454
SK Holdings Co. Ltd.	5,544	1,217,340
SK Hynix Inc.	104,544	7,070,133
SK Innovation Co. Ltd.	11,880	1,856,012
SK Telecom Co. Ltd.	3,960	839,019
S-Oil Corp.	10,308	813,592
Woongjin Coway Co. Ltd.	13,068	982,212
Woori Financial Group Inc.	80,694	956,737
Yuhan Corp.	2,376	499,343

		120,323,772

Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	55,697	2,554,837
Aena SME SA(c)	11,485	2,128,261
Amadeus IT Group SA	83,160	6,609,564
Banco Bilbao Vizcaya Argentaria SA	1,154,340	7,009,101
Banco de Sabadell SA	1,179,059	1,368,941
Banco Santander SA	2,828,813	14,302,593
Bankia SA	424,116	1,171,632
Bankinter SA	171,864	1,370,984
CaixaBank SA	616,572	1,961,728
Endesa SA	55,044	1,370,087
Ferrovial SA	100,970	2,484,931
Grifols SA	51,883	1,438,515
Iberdrola SA	1,129,392	10,249,722
Industria de Diseno Textil SA	188,100	5,685,378
Naturgy Energy Group SA	62,172	1,764,201
Red Electrica Corp. SA	67,320	1,394,611
Repsol SA	266,508	4,518,963
Siemens Gamesa Renewable Energy SA	64,152	1,149,604
Telefonica SA	771,805	6,428,400

		74,962,053

Sweden — 1.7%
Alfa Laval AB	64,944	1,505,623
Assa Abloy AB, Class B	197,208	4,202,712

Security	Shares	Value

Sweden (continued)
Atlas Copco AB, Class A	150,876	$4,684,920
Atlas Copco AB, Class B	39,600	1,125,918
Boliden AB	40,392	1,198,147
Electrolux AB, Series B	54,648	1,341,080
Epiroc AB, Class A(a)	160,776	1,660,727
Epiroc AB, Class B(a)	39,600	391,343
Essity AB, Class B	113,017	3,350,043
Hennes & Mauritz AB, Class B	158,400	2,758,854
Hexagon AB, Class B	46,728	2,546,083
Husqvarna AB, Class B	147,312	1,342,834
Investor AB, Class B	89,496	4,261,670
Lundin Petroleum AB	43,956	1,437,027
Millicom International Cellular SA, SDR(a)	17,084	998,250
Sandvik AB	222,552	4,111,926
Securitas AB, Class B	119,594	2,088,253
Skandinaviska Enskilda Banken AB, Class A	341,748	3,257,585
Skanska AB, Class B	94,644	1,645,628
Svenska Handelsbanken AB, Class A	253,440	2,763,186
Swedbank AB, Class A	162,756	2,637,329
Swedish Match AB	37,224	1,811,316
Tele2 AB, Class B	128,304	1,709,946
Telefonaktiebolaget LM Ericsson, Class B	546,084	5,399,493
Telia Co. AB	452,232	1,923,703
Volvo AB, Class B	270,864	4,330,724

		64,484,320

Switzerland — 5.9%
ABB Ltd., Registered	314,820	6,478,680
Adecco Group AG, Registered	32,222	1,850,472
Alcon Inc.(a)	78,328	4,510,586
Barry Callebaut AG, Registered	792	1,450,316
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	485	3,224,607
Cie. Financiere Richemont SA, Registered	100,270	7,330,829
Coca-Cola HBC AG(a)	44,748	1,598,983
Credit Suisse Group AG, Registered	439,153	5,861,120
Dufry AG, Registered	14,652	1,431,266
Geberit AG, Registered	7,524	3,155,059
Givaudan SA, Registered	1,749	4,529,550
Julius Baer Group Ltd.	45,936	2,214,305
Kuehne + Nagel International AG, Registered	14,652	2,128,782
LafargeHolcim Ltd., Registered	82,764	4,254,346
Lonza Group AG, Registered	14,350	4,431,742
Nestle SA, Registered	556,380	53,535,877
Novartis AG, Registered	391,644	31,981,057
Partners Group Holding AG	3,564	2,684,717
Roche Holding AG, NVS	125,532	33,089,200
SGS SA, Registered	792	2,089,978
Sika AG, Registered	23,760	3,637,449
Sonova Holding AG, Registered	10,692	2,156,238
Swatch Group AG (The), Bearer	7,208	2,201,305
Swiss Life Holding AG, Registered	6,810	3,201,836
Swiss Prime Site AG, Registered	18,216	1,462,285
Swiss Re AG	55,440	5,335,080
Swisscom AG, Registered	4,752	2,213,714
Temenos AG, Registered	11,880	1,974,948
UBS Group AG, Registered	741,832	9,948,120
Vifor Pharma AG	11,088	1,449,383
Zurich Insurance Group AG	27,720	8,838,300

		220,250,130

10

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan — 3.0%
Acer Inc.	792,792	$537,490
ASE Technology Holding Co. Ltd.	555,762	1,289,542
Asia Cement Corp.	808,440	1,092,274
AU Optronics Corp.	3,564,000	1,274,464
Cathay Financial Holding Co. Ltd.	1,666,318	2,410,421
Chang Hwa Commercial Bank Ltd.	3,564,838	2,134,219
China Development Financial Holding Corp.	3,974,000	1,279,612
China Steel Corp.	2,022,288	1,632,830
Chunghwa Telecom Co. Ltd.	396,000	1,422,478
Compal Electronics Inc.	2,772,000	1,789,631
CTBC Financial Holding Co. Ltd.	3,366,036	2,303,863
Delta Electronics Inc.	396,000	2,082,457
E.Sun Financial Holding Co. Ltd.	2,376,024	1,949,199
Far EasTone Telecommunications Co. Ltd.	792,000	1,942,772
First Financial Holding Co. Ltd.	2,855,929	2,037,903
Formosa Chemicals & Fibre Corp.	401,340	1,441,660
Formosa Petrochemical Corp.	396,000	1,467,331
Formosa Plastics Corp.	798,960	2,895,813
Fubon Financial Holding Co. Ltd.	1,188,000	1,753,108
Highwealth Construction Corp.	619,080	990,696
Hon Hai Precision Industry Co. Ltd.	2,603,377	7,321,234
Hua Nan Financial Holdings Co. Ltd.	3,586,191	2,344,295
Innolux Corp.	2,376,688	761,439
Largan Precision Co. Ltd.	18,000	2,708,650
MediaTek Inc.	160,000	1,530,048
Mega Financial Holding Co. Ltd.	1,657,195	1,590,105
Nan Ya Plastics Corp.	795,840	2,011,427
Pegatron Corp.	792,000	1,494,243
Quanta Computer Inc.	792,000	1,517,310
Shin Kong Financial Holding Co. Ltd.	3,564,976	1,008,313
SinoPac Financial Holdings Co. Ltd.	6,336,600	2,440,230
Synnex Technology International Corp.	792,750	987,699
Taishin Financial Holding Co. Ltd.	2,885,508	1,307,308
Taiwan Business Bank	5,544,714	2,287,793
Taiwan Cement Corp.	857,000	1,164,817
Taiwan Cooperative Financial Holding Co. Ltd.	4,620,032	3,064,971
Taiwan Mobile Co. Ltd.	396,000	1,448,109
Taiwan Semiconductor Manufacturing Co. Ltd.	4,356,000	36,510,275
Uni-President Enterprises Corp.	881,972	2,094,973
United Microelectronics Corp.	2,772,000	1,206,543
Vanguard International Semiconductor Corp.	554,000	1,228,083
Winbond Electronics Corp.	1,188,000	617,048
Yuanta Financial Holding Co. Ltd.	1,980,067	1,146,992

		111,519,668

Thailand — 0.6%
Advanced Info Service PCL, NVDR	198,000	1,178,387
Airports of Thailand PCL, NVDR	950,400	2,039,229
Bangkok Expressway & Metro PCL, NVDR	3,762,000	1,284,442
Berli Jucker PCL, NVDR	514,800	830,453
BTS Group Holdings PCL, NVDR	4,680,500	1,729,989
Central Pattana PCL, NVDR	673,200	1,592,063
Charoen Pokphand Foods PCL, NVDR	1,188,000	1,014,033
CP ALL PCL, NVDR	752,400	1,826,500
Indorama Ventures PCL, NVDR	720,688	1,032,779
Kasikornbank PCL, Foreign	178,200	1,063,339
Minor International PCL, NVDR	712,820	837,298
PTT Exploration & Production PCL, NVDR	245,999	1,028,688
PTT Global Chemical PCL, NVDR	396,601	854,074
PTT PCL, NVDR	1,900,800	2,902,553
Siam Cement PCL (The), NVDR	79,200	1,146,136

Security	Shares	Value

Thailand (continued)
Siam Commercial Bank PCL (The), NVDR	277,200	$1,137,453
Thai Oil PCL, NVDR	356,400	773,084
TMB Bank PCL, NVDR	6,652,800	420,945
True Corp. PCL, NVDR	2,890,834	466,336

		23,157,781

Turkey — 0.1%
Akbank T.A.S.(a)	495,396	507,886
Anadolu Efes Biracilik Ve Malt Sanayii AS	101,030	335,441
Arcelik AS(a)(b)	99,396	305,373
BIM Birlesik Magazalar AS	68,564	953,889
Eregli Demir ve Celik Fabrikalari TAS	313,632	481,258
Haci Omer Sabanci Holding AS	167,904	216,578
KOC Holding AS	133,452	362,161
Tupras Turkiye Petrol Rafinerileri AS	29,700	613,453
Turk Hava Yollari AO(a)	160,816	385,506
Turkiye Garanti Bankasi AS	419,364	573,951
Turkiye Halk Bankasi AS	130,284	127,676
Turkiye Is Bankasi AS, Class C(a)	235,620	211,563

		5,074,735

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	514,941	1,385,083
Aldar Properties PJSC	1,370,187	663,989
DP World PLC	44,454	889,080
Emaar Properties PJSC	996,099	1,301,683
Emirates Telecommunications Group Co. PJSC	402,336	1,829,223
First Abu Dhabi Bank PJSC	187,704	817,626

		6,886,684

United Kingdom — 11.0%
3i Group PLC	196,854	2,747,211
Anglo American PLC	160,776	4,152,928
Ashtead Group PLC	99,792	2,760,591
Associated British Foods PLC	60,984	2,034,451
AstraZeneca PLC	229,680	17,144,924
Auto Trader Group PLC(c)	257,004	1,894,335
Aviva PLC	699,341	3,915,734
BAE Systems PLC	542,520	3,493,846
Barclays PLC	3,032,172	6,493,810
Barratt Developments PLC	195,624	1,534,742
Berkeley Group Holdings PLC	32,076	1,570,604
BP PLC	3,470,148	25,288,370
British American Tobacco PLC	410,179	15,988,424
British Land Co. PLC (The)	187,704	1,453,520
BT Group PLC	1,552,111	4,634,620
Bunzl PLC	77,616	2,336,341
Burberry Group PLC	91,080	2,394,914
Carnival PLC	31,687	1,666,808
Centrica PLC	1,079,559	1,495,328
Coca-Cola European Partners PLC(a)	39,204	2,100,942
Compass Group PLC	297,232	6,753,890
ConvaTec Group PLC(c)	346,500	625,851
DCC PLC	19,008	1,696,919
Diageo PLC	448,668	18,912,938
Experian PLC	204,336	5,927,014
Ferguson PLC	45,144	3,201,548
Fresnillo PLC	55,600	542,752
G4S PLC	431,640	1,216,574
GlaxoSmithKline PLC	889,020	18,235,250
Glencore PLC	2,009,700	7,973,804
GVC Holdings PLC	102,017	868,188

11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Hammerson PLC	180,972	$759,440
HSBC Holdings PLC	3,543,012	30,812,334
Imperial Brands PLC	176,220	5,596,204
Informa PLC	302,148	3,068,444
InterContinental Hotels Group PLC	44,352	2,872,472
Intertek Group PLC	28,908	2,016,197
ITV PLC	860,904	1,533,647
J Sainsbury PLC	368,280	1,068,241
John Wood Group PLC	126,720	777,259
Johnson Matthey PLC	37,620	1,636,575
Kingfisher PLC	441,540	1,520,196
Land Securities Group PLC	133,682	1,608,554
Legal & General Group PLC	932,976	3,383,675
Lloyds Banking Group PLC	12,525,876	10,217,280
London Stock Exchange Group PLC	57,024	3,727,375
Marks & Spencer Group PLC	428,920	1,598,643
Melrose Industries PLC	969,408	2,555,341
Micro Focus International PLC	63,733	1,610,036
Mondi PLC	87,912	1,925,962
National Grid PLC	649,836	7,083,094
Next PLC	27,720	2,083,670
NMC Health PLC	33,660	1,238,318
Pearson PLC	162,484	1,758,549
Persimmon PLC	64,548	1,881,549
Prudential PLC	489,852	11,079,634
Reckitt Benckiser Group PLC	122,364	9,885,444
RELX PLC	376,992	8,644,881
Rio Tinto PLC	209,088	12,170,589
Rolls-Royce Holdings PLC	330,264	3,937,798
Royal Bank of Scotland Group PLC	997,920	3,117,049
Royal Dutch Shell PLC, Class A	822,888	26,282,571
Royal Dutch Shell PLC, Class B	691,020	22,201,406
Royal Mail PLC	205,920	678,636
Sage Group PLC (The)	253,836	2,400,445
Smith & Nephew PLC	182,160	3,515,786
SSE PLC	194,436	2,901,039
Standard Chartered PLC	491,436	4,484,624
Standard Life Aberdeen PLC	422,136	1,534,836
Taylor Wimpey PLC	697,752	1,650,059
Tesco PLC	1,736,872	5,656,155
Unilever PLC	214,236	13,007,875
United Utilities Group PLC	172,260	1,861,209
Vodafone Group PLC	4,742,496	8,779,229
Weir Group PLC (The)	57,024	1,233,661
Whitbread PLC	33,264	1,934,062
Wm Morrison Supermarkets PLC	568,260	1,599,414
WPP PLC	230,076	2,868,613

		414,815,241

Total Common Stocks — 95.8% (Cost: $3,625,530,226)		3,601,853,067

Investment Companies

India — 2.3%
iShares MSCI India ETF(b)(f)	2,439,956	86,642,838

Total Investment Companies — 2.3% (Cost: $84,932,491)		86,642,838

Security	Shares	Value

Preferred Stocks

Brazil — 0.7%
Banco Bradesco SA, Preference Shares, NVS	911,077	$8,205,991
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	118,800	1,042,052
Cia. Brasileira de Distribuicao, Preference Shares, NVS	39,600	967,370
Cia. Energetica de Minas Gerais, Preference Shares, NVS	204,234	762,071
Gerdau SA, Preference Shares, NVS	237,600	851,085
Itau Unibanco Holding SA, Preference Shares, NVS	871,295	7,461,689
Itausa-Investimentos Itau SA, Preference Shares, NVS	712,821	2,149,127
Lojas Americanas SA, Preference Shares, NVS	138,700	551,949
Petroleo Brasileiro SA, Preference Shares, NVS	673,200	4,620,017
Telefonica Brasil SA, Preference Shares, NVS	85,300	1,005,600

		27,616,951

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	20,988	745,703

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	127,116	1,606,825

Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	32,046	3,240,877
Porsche Automobil Holding SE, Preference Shares, NVS	29,700	2,058,332
Sartorius AG, Preference Shares, NVS	9,108	1,665,838
Volkswagen AG, Preference Shares, NVS	32,870	5,711,275

		12,676,322

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,047,828	545,933

South Korea — 0.1%
CJ Corp., Preference Shares	832	19,230
Hyundai Motor Co., Series 2, Preference Shares, NVS	792	59,324
Samsung Electronics Co. Ltd., Preference Shares, NVS	154,440	4,918,177

		4,996,731

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares(a)(d)	23,448,744	30,569

Total Preferred Stocks — 1.3% (Cost: $38,383,003)		48,219,034

Rights

Hong Kong — 0.0%
Haitong Securities Co. Ltd. (Expires 05/23/19)(a)	28,285	—

Total Rights — 0.0% (Cost: $0)		—

Warrants

Thailand — 0.0%
MINT W6 R (Expires 04/27/20)(a)	35,641	—

Total Warrants — 0.0% (Cost: $0)		—

12

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(f)(g)(h)	50,370,090	$50,390,238
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(f)(g)	2,674,659	2,674,659

		53,064,897

Total Short-Term Investments — 1.4% (Cost: $53,052,111)		53,064,897

Total Investments in Securities — 100.8% (Cost: $3,801,897,831)		3,789,779,836

Other Assets, Less Liabilities — (0.8)%		(28,416,506)

Net Assets — 100.0%		$3,761,363,330

(a)	Non-income producing security

(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	64,618,398	—		(14,248,308	)(a)	50,370,090	$50,390,238	$549,012	(b)	$28,238	$(2,631)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,332,660	341,999	(a)	—		2,674,659	2,674,659	77,499		—	—
iShares MSCI India ETF	500,599	3,169,040		(1,229,683)		2,439,956	86,642,838	892,343		520,607	1,685,717

							$139,707,735	$1,518,854		$548,845	$1,683,086

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	161	06/21/19	$15,432	$340,427
MSCI Emerging Markets E-Mini	111	06/21/19	5,995	105,606

				$446,033

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI ex U.S. ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$3,601,850,693	$—		$2,374	$3,601,853,067
Investment Companies	86,642,838	—		—	86,642,838
Preferred Stocks	48,169,235	19,230		30,569	48,219,034
Rights	—	0	(a)	—	0	(a)
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	53,064,897	—		—	53,064,897

	$3,789,727,663	$19,230		$32,943	$3,789,779,836

Derivative financial instruments(b)
Assets
Futures Contracts	$446,033	$—		$—	$446,033

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

14